Summary of Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Accounting Policies [Line Items]
Summary of Significant Accounting Policies
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation
The accompanying unaudited condensed financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) for interim financial reporting and the rules and regulations of the Securities and Exchange Commission (“SEC”). References to ASC and ASU included herein refer to the Accounting Standards Codification and Accounting Standards Update established by the Financial Accounting Standards Board (“FASB”) as the source of authoritative GAAP.
In management’s opinion, the unaudited interim condensed financial statements have been prepared on the same basis as the fiscal year 2025 audited financial statements. They include all adjustments, consisting of only normal recurring adjustments, necessary for the fair statement of the Company’s financial position as of March 31, 2026, and its results of operations and cash flows for the three months ended March 31, 2026. The results for the three months ended March 31, 2026 are not necessarily indicative of the results expected for the year or any other periods. The condensed balance sheet as of December 31, 2025 has been derived from the Company’s audited financial statements.
Use of Accounting Estimates
The preparation of interim condensed financial statements in conformity with GAAP requires management to make certain estimates, judgments and assumptions. The Company believes that the estimates, judgments and assumptions made when accounting for items and matters such as, but not limited to Simple Agreements for Future Equity agreements (“SAFEs”), stock-based compensation, valuation of the Company’s common stock, and loss contingencies including estimated legal settlement, are reasonable based on information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities as of the date of the interim condensed financial statements, as well as amounts reported on the condensed statements of operations and comprehensive income (loss) during the periods presented. These estimates and assumptions may change as new events occur, and additional information is obtained. As a result, actual results could differ materially from these estimates and assumptions.
Concentration of Credit Risk
Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in a financial institution, which, at times, may exceed the Federal Deposit Insurance Corporation coverage limit of $250,000. Any loss incurred or a lack of access to such funds could have a significant adverse impact on the Company’s financial condition, results of operations, and cash flows.
Property and Equipment, Net
All additions are recorded at cost. Maintenance and repairs are charged to expense as incurred. When assets are retired or otherwise disposed of, the cost of the assets and the related accumulated depreciation is derecognized with any gain or loss recorded in the year of disposition. Depreciation is based on the estimated useful lives of the assets using the straight-line method. Furniture is depreciated over useful lives of three to seven years, and computer equipment is depreciated over three years.
Deferred Transaction Costs
The Company capitalizes deferred transaction costs, which primarily consist of incremental legal fees, accounting fees and other fees directly attributable to the anticipated Business Combination which will be accounted for as a reverse recapitalization. Reverse recapitalization transactions are viewed as the issuance of equity by the accounting acquirer for the cash of the Special Purpose Acquisition Company (“SPAC”). Accordingly, the direct and incremental transaction costs related to the de-SPAC
transaction are treated as reduction of the SPAC’s cash proceeds and deducted from additional paid-in
capital. The deferred transaction costs will be reclassified to additional paid-in
capital upon closing. As of March 31, 2026 and December 31, 2025, deferred transaction costs of $2,290,926 and $1,874,924, respectively, were capitalized in connection with the B usin
ess Combination on the balance sheet.

Fair Value of Financial Instruments
The Company measures certain financial assets and liabilities at fair value. Fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, the Company uses a three-level hierarchy, which prioritizes fair value measurements based on the types of inputs used for the various valuation techniques (market approach, income approach and cost approach). The levels of hierarchy are described below:

•	Level 1—Quoted prices in active markets for identical instruments.

•
Level 2—Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.

•	Level 3—Valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.
The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability. Financial assets and liabilities are classified in their entirety based on the most stringent level of input that is significant to the fair value measurement. The carrying amount of certain financial instruments, including prepaid expenses and other current assets, other assets, deferred transaction costs, accounts payable, and accrued expenses approximate their fair value due to their short maturities. The fair value of the Company’s SAFEs liability and legal settlement were determined using level 3 fair value determination methods. Refer to Note 5 for additional details.
Leases
The Company has lease arrangements for its corporate offices and a Company vehicle. In accordance with ASC 842,
Leases
, the Company determines if an arrangement is a lease at inception by evaluating whether the arrangement conveys the right-of-use
(“ROU”) to an identified asset and whether the Company obtains substantially all of the economic benefits from and has the ability to direct the use of the asset. Leases are recorded as an operating lease right-of-use
assets and operating lease liabilities on the balance sheets. Leases with an initial term of 12 months or less are not recorded on the balance sheets. Lease ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Lease ROU assets and liabilities are recognized at the commencement date based on the present value of lease payments over the expected lease term, including options to extend the lease when it is reasonably certain that the Company will exercise that option. The Company uses the discount rate implicit in the lease unless that rate cannot be readily determined. In that case, the Company uses its estimated incremental borrowing rate, which is the rate of interest that the Company would have to pay to borrow on a collateralized basis an amount equal to the lease payments over the expected lease term. Operating lease expense for lease payments is recognized on a straight-line basis over the expected lease term. There were no finance leases as of March 31, 2026 and December 31, 2025.
Simple Agreements for Future Equity
The Company accounts for its SAFEs as a liability stated at fair value in accordance with ASC Topic 480:
Distinguishing Liabilities from Equity
. SAFEs are subject to revaluation at the end of each reporting period, with changes in fair value recognized in the statements of operations and comprehensive income (loss). There was no event that triggered the SAFEs to convert into equity securities during the three months ended March 31, 2026 and 2025. Refer to Note 5 for additional details.

General and Administrative
General and administrative (“G&A”) expenses consist primarily of personnel-related expenses for executives, human resources, finance and other G&A employees, including salary, professional services costs and facility and overhead costs.
Research and Development
Research and development (“R&D”) expenses represents costs incurred for technology development and regulatory support for the development of the factory light-water micro modular reactor. The R&D expenses consist of: employee-related expenses, including salaries, benefits, payroll taxes, travel, for personnel in R&D functions; expenses related to technology development; and facilities, overhead, and other expenses. All research and development costs related to product development are expensed as incurred.
Stock-Based Compensation
Stock-based compensation is measured using a fair value-based method for all equity-based awards. The cost of awarded equity instruments is recognized based on each instrument’s grant-date fair value over the period during which the award vests. The Company recognizes stock-based compensation expense for awards ratably over the requisite service period. For awards subject to time-based vesting conditions, the service period is generally the vesting period.
Income Taxes
Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets, including tax loss and credit carry forwards, and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance is recorded when it is “more likely-than-not”
that deferred tax assets will not be realized. On a regular basis, the Company evaluates the recoverability of deferred tax assets and the need for a valuation allowance. Such evaluations involve the application of significant judgment. The Company considers multiple factors in its evaluation of the need for a valuation allowance. The Company’s net deferred tax assets consist of assets related to net operating losses.
Until an appropriate level of profitability is attained, the Company expects to maintain a full valuation allowance on its deferred tax assets. Any tax benefits or tax expense recorded on its statements of operations will be offset with a corresponding valuation allowance until such time that the Company changes its determination related to the realization of deferred tax assets. In the event that the Company changes its determination as to the amount of deferred tax assets that can be realized, the Company will adjust its valuation allowance with a corresponding impact to the provision for income taxes in the period in which such a determination is made. For uncertain tax positions that meet a “more likely-than-not”
threshold, the Company recognizes the benefit of uncertain tax positions in the financial statements.
The Company’s practice is to recognize interest and penalties, if any, related to uncertain tax positions in income tax expense in the accompanying statements of operations and comprehensive income (loss). The prior year tax returns remain subject to examination by taxing jurisdictions. At March 31, 2026 and 2025, the Company does not believe it has any uncertain tax positions that would require either recognition or disclosure in the accompanying financial statements.
Net Income (Loss) Per Share
The Company’s basic net income (loss) per share of common stock is computed based upon the weighted average number of shares of common stock outstanding for the period. Diluted loss per share includes the effect, if any, from potential conversion of securities, such as the issuance of shares of common stock from SAFE notes. Participating securities (unvested share-based payment awards that contain non-forfeitable
rights to dividends or dividend equivalents) are included in the computation of net income (loss) per share, pursuant to the two-class
method. The Company’s participating securities consist solely of unvested restricted stock awards, which have contractual participation rights equivalent to those of stockholders of unrestricted common stock. The two-class
method of computing earnings per share is an allocation method that calculates earnings per share for common stock and participating securities. During periods of net loss, no effect is given to the participating securities because they do not share in the losses of the Company. For any period in which the Company is in a net loss position, basic net loss per share is the same as diluted net loss per share, since the effects of potentially dilutive securities are antidilutive.
The following table sets forth the computation of basic and diluted net income (loss) per common share:

	March 31, 2026	March 31, 2025
Numerator:
Net income (loss)	$13,367,096	$(220,351)
Undistributed earnings allocated to participating securities	(257,544)	—

Net income (loss)—basic	$13,109,552	$(220,351)

Net income (loss)	$13,367,096	$(220,351)
Change in fair value of Simple Agreements for Future Equity	(13,419,233)	—
Undistributed earnings allocated to participating securities	(241,038)	—

Net loss—diluted	$(293,175)	$(220,351)

Denominator:
Denominator for basic net income (loss) per share—common shares outstanding	921,519	900,213
Effect of dilutive securities:
Expected shares from SAFEs	64,344	—

Denominator for diluted net loss per share—common shares outstanding	985,863	900,213

Net income (loss) per share—basic	$14.23	$(0.24)
Net loss per share—diluted	$(0.30)	$(0.24)
The following outstanding potentially dilutive shares have been excluded from the calculation of diluted net income (loss) per share for the periods presented because including them would have been antidilutive (in common stock equivalent shares):

	March 31, 2026	March 31, 2025
Unvested shares of restricted stock purchase agreements	31,833	2,083
Expected shares from SAFE notes	—	22,358

Total potentially dilutive securities	31,833	24,441

Segment Information
The Company has determined that its Chief Executive Officer (“CEO”), is its chief operating decision maker (“CODM”). The CODM reviews financial information presented for purposes of assessing performance and making decisions on how to allocate resources at the overall Company level. The Company views its operations and manages its business as a single reportable segment with a single operating segment. During the three months ended March 31, 2026 and 2025, the CODM made decisions on resource allocation, assessed performance of the business and monitored actual results using net loss, which is provided in the accompanying statements of operations and comprehensive income (loss). When evaluating how to allocate resources, the CODM primarily focuses on contract labor and legal fees which are the significant expenses within the results of operations. Contract labor costs and legal fees were $35,216 and $145,589, respectively, for the three months ended March 31, 2026 and contract labor costs and legal fees were $42,706 and $26,759, respectively, for the three months ended March 31, 2025, which are included in general and administrative expenses in the accompanying condensed statements of operations and comprehensive income (loss).
Recent Accounting Pronouncements
The Company considers the applicability and impact of all ASUs issued by the FASB.
In October 2023, FASB issued ASU
2023-06,
Disclosure Improvements: Codification Amendments in Response to the SEC
’
s Disclosure Update and Simplification Initiative
. This ASU amends the ASC to incorporate certain disclosure requirements from SEC Release
No. 33-10532,
Disclosure Update and Simplification
that was issued in 2018. The effective date for each amendment will be the date on which the SEC’s removal of that related disclosure from Regulation
S-X
or Regulation
S-K
becomes effective, with early adoption prohibited. For entities subject to the SEC’s existing disclosure requirements and for entities required to file or furnish financial statements with or to the SEC in preparation for the sale of or for purposes of issuing securities that are not subject to contractual restrictions on transfer, the effective date for each amendment will be the date on which the SEC’s removal of that related disclosure from Regulation
S-X
or Regulation
S-K
becomes effective, with early adoption prohibited. For all other entities, the amendments will be effective two years later. The Company is evaluating the effect that ASU
2023-06
will have on its financial statements and related disclosures.
In January 2025, the FASB issued ASU
2025-01,
Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic
220-40):
Clarifying the Effective Date
. ASU
2025-01
clarifies the effective date for ASU
2024-03
(
Income Statement-Reporting Comprehensive Income-Expense Disaggregation Disclosures
), ensuring public business entities adopt it initially in annual reporting periods (not interim) for non-calendar
year-end
entities. ASU
2024-03
requires disclosure on an annual and interim basis, in the notes to the financial statements, of disaggregated information about specific categories underlying certain income statement expense line items. The effective dates of ASU
2025-01
align with ASU
2024-03:
annual periods beginning after December 15, 2026, and interim periods beginning after December 15, 2027. The Company is currently evaluating the impact of adopting this new accounting guidance on its financial statements and related disclosures.
In May 2025, the FASB issued ASU
No. 2025-03,
Business Combinations (Topic 805) and Consolidation (Topic 810): Determining the Accounting Acquirer in the Acquisition of a Variable Interest Entity (
“
ASU
2025-03
”
)
. ASU
2025-03
changes how companies determine the accounting acquirer in certain business combinations involving variable interest entities. The new guidance requires considering the factors used for other acquisition transactions to assess which party is the accounting acquirer. ASU
2025-03
is effective for the Company’s annual reporting periods beginning on January 1, 2027. Early adoption is permitted. The Company is currently evaluating the impact of adopting this new accounting guidance on its financial statements and related disclosures.
In May 2025, the FASB issued ASU
No. 2025-04,
Compensation—Stock Compensation (Topic 718) and Revenue from Contracts With Customers (Topic 606): Clarifications to Share-Based Consideration Payable to a

Customer (
“
ASU
2025-04
”
)
. ASU 202504 revises the definition of a performance condition, eliminates the forfeiture policy election for service conditions, and clarifies that the variable consideration constraint in ASC Topic 606 does not apply to share-based consideration payable to customers. The new guidance requires entities to consistently account for share-based awards granted to customers by clarifying the treatment of vesting conditions and ensuring alignment with ASC Topic 606 and ASC Topic 718: Compensation-Stock Compensation. ASU
2025-04
is effective for fiscal years beginning after December 15, 2026, including interim periods within those fiscal years. Early adoption is permitted. The Company is currently evaluating the impact of adopting this new accounting guidance on its financial statements and related disclosures.
In December 2025, the FASB issued ASU
No. 2025-10,
Government Grants (Topic 832): Accounting for Government Grants Received by Business Entities.
ASU
2025-10
establishes the accounting for a government grant received by a business entity, including guidance for (1) a grant related to an asset and (2) a grant related to income. The ASU is effective for annual periods beginning after December 15, 2028, and interim reporting periods within those annual reporting periods, with early adoption permitted. The Company is currently evaluating the impact of adopting this new accounting guidance on its financial statements and related disclosures.
In December 2025, the FASB issued ASU
No. 2025-11,
Interim Reporting (Topic 270).
ASU
2025-11
clarifies the interim disclosure requirements, the applicability of Topic 270, the types of interim reporting, and the form and content of interim financial statements in accordance with GAAP. The ASU requires entities to disclose events since the end of the last annual reporting period that have a material impact on the entity. The ASU is effective for interim reporting periods within annual reporting periods beginning after December 15, 2027, with early adoption permitted. The Company is currently evaluating the impact of adopting this new accounting guidance on its financial statements and related disclosures.
In December 2025, the FASB issued ASU
No. 2025-12,
Codification Improvements.
ASU
2025-12
represents changes to the Codification that (1) clarify, (2) correct errors, or (3) make minor improvements. The amendments make the Codification easier to understand and apply. The ASU is effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods within those annual reporting periods, with early adoption permitted. The Company is currently evaluating the impact of adopting this new accounting guidance on its financial statements and related disclosures.
The Company believes, based on its preliminary assessment, that any other recently issued, but not yet adopted, accounting pronouncements will not have a material impact on the Company’s financial statements or related disclosures, or do not apply to the Company.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation
The accompanying financial statements have been prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”) and the rules and regulations of the Securities and Exchange Commission (“SEC”). References to ASC and ASU included herein refer to the Accounting Standards Codification and Accounting Standards Update established by the Financial Accounting Standards Board (“FASB”) as the source of authoritative U.S. GAAP.
Use of Accounting Estimates
The preparation of financial statements in conformity with GAAP requires management to make certain estimates, judgments and assumptions. The Company believes that the estimates, judgments and assumptions made when accounting for items and matters such as, but not limited to Simple Agreements for Future Equity agreements (SAFEs), stock-based compensation, valuation of the Company’s common stock, and contingencies, are reasonable based on information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities as of the date of the financial statements, as well as amounts reported on the statements of operations and comprehensive loss during the period presented. These estimates and assumptions may change as new events occur, and additional information is obtained. As a result, actual results could differ materially from these estimates and assumptions.
Concentration of Credit Risk
Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in a financial institution, which, at times, may exceed the Federal Deposit Insurance Corporation coverage limit of $250,000. Any loss incurred or a lack of access to such funds could have a significant adverse impact on the Company’s financial condition, results of operations, and cash flows.
Property and Equipment, Net
All additions are recorded at cost. Maintenance and repairs are charged to expense as incurred. When assets are retired or otherwise disposed of, the cost of the assets and the related accumulated depreciation is derecognized with any gain or loss recorded in the year of disposition. Depreciation is based on the estimated useful lives of the assets using the straight-line method. Furniture is depreciated over useful lives of three to seven years, and computer equipment is depreciated over three years.
Deferred Transaction Costs
The Company capitalizes deferred transaction costs, which primarily consist of incremental legal fees, accounting fees and other fees directly attributable to the anticipated Business Combination which will be accounted for as a reverse recapitalization. Reverse recapitalization transactions are viewed as the issuance of equity by the accounting acquirer for the cash of the Special Purpose Acquisition Company (“SPAC”). Accordingly, the direct and incremental transaction costs related to the de-SPAC
transaction are treated as reduction of the SPAC’s cash proceeds and deducted from additional paid-in
capital. The deferred transaction costs will be reclassified to additional paid-in
capital upon closing. As of December 31, 2025, deferred transaction costs of $1,874,924 were capitalized in connection with the Business Combination on the balance sheet. No deferred transaction costs were recorded as of December 31, 2024.
Fair Value of Financial Instruments
The Company measures certain financial assets and liabilities at fair value. Fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, the Company uses a three-level hierarchy, which prioritizes fair value measurements based on the types of inputs used for the various valuation techniques (market approach, income approach and cost approach). The levels of hierarchy are described below:

•	Level 1 - Quoted prices in active markets for identical instruments.

•
Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.

•	Level 3 - Valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.
The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability. Financial assets and liabilities are classified in their entirety based on the most stringent level of input that is significant to the fair value measurement. The carrying amount of certain financial instruments, including prepaid expenses, due from stockholder, other assets, deferred transaction costs, accounts payable, and accrued expenses approximate their fair value due to their short maturities. The fair value of the Company’s SAFEs liability was determined using level 3 fair value determination methods. Refer to Note 5 for additional details.
Leases
The Company has lease arrangements for its corporate offices and a Company vehicle. In accordance with ASC 842,
Leases
, the Company determines if an arrangement is a lease at inception by evaluating whether the arrangement conveys the right-of-use
(“ROU”) to an identified asset and whether the Company obtains substantially all of the economic benefits from and has the ability to direct the use of the asset. Leases are recorded as an operating lease right-of-use
assets and operating lease liabilities on the balance sheets. Leases with an initial term of 12 months or less are not recorded on the balance sheets. Lease ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Lease ROU assets and liabilities are recognized at the commencement date based on the present value of lease payments over the expected lease term, including options to extend the lease when it is reasonably certain that the Company will exercise that option. The Company uses the discount rate implicit in the lease unless that rate cannot be readily determined. In that case, the Company uses its estimated incremental borrowing rate, which is the rate of interest that the Company would have to pay to borrow on a collateralized basis an amount equal to the lease payments over the expected lease term. Operating lease expense for lease payments is recognized on a straight-line basis over the expected lease term. There were no finance leases as of December 31, 2025 and 2024.
Simple Agreements for Future Equity
The Company accounts for its SAFEs as a liability stated at fair value in accordance with ASC Topic 480:
Distinguishing Liabilities from Equity
. SAFEs are subject to revaluation at the end of each reporting period, with changes in fair value recognized in the consolidated statements of operations and comprehensive loss. There was no event that triggered the SAFEs to convert into equity securities during the year ended December 31, 2025 and the period from July 8, 2024 (inception) to December 31, 2024. Refer to Note 5 for additional details.
General and Administrative
General and administrative (“G&A”) expenses consist primarily of personnel-related expenses for executives, human resources, finance and other G&A employees, including salary, professional services costs and facility and overhead costs.
Research and Development
Research and development (“R&D”) expenses represents costs incurred for technology development and regulatory support for the development of the factory light-water micro modular reactor. The R&D expenses consist of: employee-related expenses, including salaries, benefits, payroll taxes, travel, for personnel in R&D functions; expenses related to technology development; and facilities, overhead, and other expenses. All research and development costs related to product development are expensed as incurred.
Stock-Based Compensation
Stock-based compensation is measured using a fair value-based method for all equity-based awards. The cost of awarded equity instruments is recognized based on each instrument’s grant-date fair value over the period during which the award vests. The Company recognizes stock-based compensation expense for awards ratably over the requisite service period. For awards subject to time-based vesting conditions, the service period is generally the vesting period.

Income Taxes
Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets, including tax loss and credit carry forwards, and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance is recorded when it is “more likely-than-not”
that deferred tax assets will not be realized. On a regular basis, the Company evaluates the recoverability of deferred tax assets and the need for a valuation allowance. Such evaluations involve the application of significant judgment. The Company considers multiple factors in its evaluation of the need for a valuation allowance. The Company’s net deferred tax assets consist of assets related to net operating losses.
Until an appropriate level of profitability is attained, the Company expects to maintain a full valuation allowance on its deferred tax assets. Any tax benefits or tax expense recorded on its statements of operations will be offset with a corresponding valuation allowance until such time that the Company changes its determination related to the realization of deferred tax assets. In the event that the Company changes its determination as to the amount of deferred tax assets that can be realized, the Company will adjust its valuation allowance with a corresponding impact to the provision for income taxes in the period in which such a determination is made. For uncertain tax positions that meet a “more likely-than-not”
threshold, the Company recognizes the benefit of uncertain tax positions in the financial statements.
The Company’s practice is to recognize interest and penalties, if any, related to uncertain tax positions in income tax expense in the accompanying statements of operations and comprehensive loss. The Company’s 2024 tax returns remain subject to examination by taxing jurisdictions. At December 31, 2025 and 2024, the Company does not believe it has any uncertain tax positions that would require either recognition or disclosure in the accompanying financial statements.
Net Loss Per Share
The Company’s basic net loss per share of common stock is computed based on the average number of outstanding shares of common stock for the period, by dividing the net loss by the weighted-average number of shares of common stock outstanding for the period, without consideration for potential dilutive securities. Diluted net loss per share of common stock is computed by dividing net loss by the weighted-average number of shares of common stock and common share equivalents of potentially dilutive securities outstanding for the period. Potentially dilutive securities include common stock equivalents comprised of unvested shares of restricted stock purchase agreements and expected shares from SAFE notes. Since the Company was in a net loss position for the period presented, basic net loss per share of common stock is the same as diluted net loss per share of common stock since the effects of potentially dilutive securities are antidilutive.
The following table sets forth the outstanding potentially dilutive securities that have been excluded in the calculation of diluted net loss per common share because doing so would be anti-dilutive (in common stock equivalent shares):

	Year Ended December 31, 2025	Period from July 8, 2024 (inception) to December 31, 2024
Unvested shares of restricted stock purchase agreements	21,146	2,396
Expected shares from SAFE notes	55,149	17,956
Total potentially dilutive securities	76,295	20,352

Segment Information
The Company has determined that its Chief Executive Officer (“CEO”), is its chief operating decision maker (“CODM”). The CODM reviews financial information presented for purposes of assessing performance and making decisions on how to allocate resources at the overall Company level. The Company views its operations and manages its business as a single reportable segment with a single operating segment. During the year ended December 31, 2025 and for the period from July 8, 2024 (inception) to December 31, 2024, the CODM made decisions on resource allocation, assessed performance of the business and monitoring actual results using net loss, which is provided in the accompanying statements of operations and comprehensive loss. When evaluating how to allocate resources, the CODM primarily focuses on contract labor and legal fees which are the significant expenses within the results of operations. Contract labor costs and legal fees were $380,926 and $261,491, respectively, for the year ended December 31, 2025 and contract labor costs and legal fees were $36,300 and $66,806, respectively, for the period from July 8, 2024 (inception) to December 31, 2024, which are included in general and administrative expenses in the accompanying statements of operations and comprehensive loss.
Recently Issued Accounting Pronouncements
The Company considers the applicability and impact of all ASUs issued by the FASB.
In October 2023, FASB issued ASU
2023-06,
Disclosure Improvements: Codification Amendments in Response to the SEC’s Disclosure Update and Simplification Initiative
. This ASU amends the ASC to incorporate certain disclosure requirements from SEC Release
No. 33-10532,
Disclosure Update and Simplification
that was issued in 2018. The effective date for each amendment will be the date on which the SEC’s removal of that related disclosure from Regulation
S-X
or Regulation
S-K
becomes effective, with early adoption prohibited. For entities subject to the SEC’s existing disclosure requirements and for entities required to file or furnish financial statements with or to the SEC in preparation for the sale of or for purposes of issuing securities that are not subject to contractual restrictions on transfer, the effective date for each amendment will be the date on which the SEC’s removal of that related disclosure from Regulation
S-X
or Regulation
S-K
becomes effective, with early adoption prohibited. For all other entities, the amendments will be effective two years later. The Company is evaluating the effect that ASU
2023-06
will have on its financial statements and related disclosures.
In December 2023, the FASB issued ASU
No. 2023-09,
Income Taxes
(Topic 740):
Improvements to Income Tax Disclosures
, which requires entities to provide additional information in the rate reconciliation and additional disaggregated disclosures about income taxes paid. This guidance requires public entities to disclose in their rate reconciliation table additional categories of information about federal, state, and foreign income taxes and to provide more details about the reconciling items in some categories if the items meet a quantitative threshold. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. The Company adopted ASU
2023-09
effective January 1, 2025 and included additional disclosures in Note 8. The adoption of this standard did not have a material impact on the Company’s financial statements.
In January 2025, the FASB issued ASU
2025-01,
Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic
220-40):
Clarifying the Effective Date
. ASU
2025-01
clarifies the effective date for ASU
2024-03
(
Income Statement-Reporting Comprehensive Income-Expense Disaggregation Disclosures
), ensuring public business entities adopt it initially in annual reporting periods (not interim) for non-calendar
year-end
entities. ASU
2024-03
requires disclosure on an annual and interim basis, in the notes to the financial statements, of disaggregated information about specific categories underlying certain income statement expense line items. The effective dates of ASU
2025-01
align with ASU
2024-03:
annual periods beginning after December 15, 2026, and interim periods beginning after December 15, 2027. The Company is currently evaluating the impact of adopting this new accounting guidance on its financial statements and related disclosures.
In May 2025, the FASB issued ASU
No. 2025-03,
Business Combinations (Topic 805) and Consolidation (Topic 810): Determining the Accounting Acquirer in the Acquisition of a Variable Interest Entity (“ASU
2025-03”)
.

ASU
2025-03
changes how companies determine the accounting acquirer in certain business combinations involving variable interest entities. The new guidance requires considering the factors used for other acquisition transactions to assess which party is the accounting acquirer. ASU
2025-03
is effective for the Company’s annual reporting periods beginning on January 1, 2027. Early adoption is permitted. The Company is currently evaluating the impact of adopting this new accounting guidance on its financial statements and related disclosures.
In May 2025, the FASB issued ASU
No. 2025-04,
Compensation—Stock Compensation (Topic 718) and Revenue from Contracts With Customers (Topic 606): Clarifications to Share-Based Consideration Payable to a Customer (“ASU
2025-04”)
. ASU
2025-04
revises the definition of a performance condition, eliminates the forfeiture policy election for service conditions, and clarifies that the variable consideration constraint in ASC Topic 606 does not apply to share-based consideration payable to customers. The new guidance requires entities to consistently account for share-based awards granted to customers by clarifying the treatment of vesting conditions and ensuring alignment with ASC Topic 606 and ASC Topic 718: Compensation-Stock Compensation. ASU
2025-04
is effective for fiscal years beginning after December 15, 2026, including interim periods within those fiscal years. Early adoption is permitted. The Company is currently evaluating the impact of adopting this new accounting guidance on its financial statements and related disclosures.
In December 2025, the FASB issued ASU
No. 2025-10,
Government Grants (Topic 832): Accounting for Government Grants Received by Business Entities.
ASU
2025-10
establishes the accounting for a government grant received by a business entity, including guidance for (1) a grant related to an asset and (2) a grant related to income. The ASU is effective for annual periods beginning after December 15, 2028, and interim reporting periods within those annual reporting periods, with early adoption permitted. The Company is currently evaluating the impact of adopting this new accounting guidance on its financial statements and related disclosures.
The Company believes, based on its preliminary assessment, that any other recently issued, but not yet adopted, accounting pronouncements will not have a material impact on the Company’s financial statements or related disclosures, or do not apply to the Company.

GIGCAPITAL7 CORP [Member]
Accounting Policies [Line Items]
Summary of Significant Accounting Policies
Note 3. Summary of Significant Accounting Policies
Basis of Presentation
The accompanying unaudited condensed consolidated interim financial statements of the Company have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the rules and regulations of the SEC and reflect all adjustments, consisting only of normal recurring adjustments, which are, in the opinion of management, necessary for a fair presentation of the financial position as of March 31, 2026, and the results of operations and cash flows for the periods presented. Certain information and disclosures normally included in unaudited condensed consolidated financial statements prepared in accordance with GAAP have been condensed or omitted pursuant to such rules and regulations.

The accompanying unaudited condensed consolidated interim financial statements should be read in conjunction with the audited consolidated financial statements and notes thereto included in the Annual Report on Form
10-K
for the year ended December 31, 2025, which was filed with the SEC on March 6, 2026. The results of operations for the interim periods presented are not necessarily indicative of the results to be expected for the year ending December 31, 2026 or for any future interim periods.
Principles of Consolidation
The condensed consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary. All intercompany balances and transactions are eliminated in consolidation.
Emerging Growth Company
Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging
growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when an accounting standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised accounting standard at the time private companies adopt the new or revised standard.
Net Income Per Ordinary Share
The Company complies with accounting and disclosure requirements of Accounting Standards Codification ( “ASC”) Topic 260, “Earnings Per Share.” Net income per share is computed by dividing net income by the weighted-average number of ordinary shares outstanding during the period. The weighted-average ordinary shares are reduced for the effect of the Class B ordinary shares that are subject to forfeiture. The Company’s condensed consolidated statements of operations and comprehensive income include a presentation of net income per share subject to redemption in a manner similar to the two-class
method of net income per share. With respect to the accretion of the Class A ordinary shares subject to possible redemption and consistent with ASC
480-10-S99-3A,
the Company treated accretion in the same manner as a dividend paid to the shareholders in the calculation of the net income per ordinary share. The Company’s public warrants (see Note 4) and private placement warrants (see Note 5) could, potentially, be exercised or converted into Class A ordinary shares and then share in the earnings of the Company. However, these warrants were excluded when calculating diluted net income per share as the contingencies associated with the warrants had not been satisfied as of the end of the reporting periods presented. The Company also evaluated the impact of the convertible loan (see Note 5) on diluted net income per share using the if-converted
method. Under this method, net income is adjusted to add back interest expense (including accretion of the debt discount) and the weighted-average shares are adjusted to assume conversion of the convertible loan from the date of issuance. For the three months ended March 31, 2026, the inclusion of the shares issuable upon conversion of the convertible loan, as well as the underlying warrants, would have been anti-dilutive. Accordingly, such potential ordinary shares have been excluded from diluted net income per share. As a result, diluted net income per share is the same as basic net income per share for the periods presented.
Cash and Cash Equivalents
The Company considers all short-term investments with a maturity of three months or less when purchased to be cash equivalents. The Company maintains cash balances that at times may be uninsured or in deposit accounts that exceed Federal Deposit Insurance Corporation limits. The Company maintains its cash deposits with major financial institutions.

Cash and Marketable Securities Held in Trust Account
As of March 31, 2026 and December 31, 2025, the assets held in the Trust Account consisted of money market funds invested in U.S. Treasury securities and cash. The Company’s investments held in the Trust Account are classified as trading securities. Trading securities are presented on the condensed consolidated balance sheets at fair value at the end of each reporting period. Gains and losses resulting from the change in fair value of these securities are included in interest and dividend income on marketable securities held in the Trust Account in the accompanying condensed consolidated statements of operations and comprehensive income. The estimated fair values of investments held in the Trust Account are determined using available market information.
Concentration of Credit Risk
Financial instruments that potentially subject the Company to concentrations of credit risk consist of a cash account and the Trust Account held in financial institutions, which at times, may exceed federally insured limits. The Company has not experienced losses on these accounts and management believes the Company is not exposed to significant risks on such accounts.
Offering Costs
The Company complies with the requirements of ASC
340-10-S99-1
and the SEC’s Staff Accounting Bulletin (“SAB”) Topic 5A—“Expenses of Offering.” Offering costs in the amount of $1,319,918 consist principally of professional and registration fees incurred that are related to the Offering. Offering costs were allocated to the separable financial instruments issued in the Offering based on a relative fair value basis, compared to total proceeds received. Offering costs allocated to the public shares were charged to temporary equity and Offering costs allocated to the public warrants were charged to shareholders’ equity (deficit) upon the completion of the Offering.
Ordinary Shares Subject to Possible Redemption
Conditionally redeemable ordinary shares (including ordinary shares that feature redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) are classified as temporary equity. At all other times, ordinary shares are classified as shareholders’ equity (deficit). The Company’s Class A ordinary shares feature certain redemption rights that are considered to be outside of the Company’s control and subject to occurrence of uncertain future events. Accordingly, as of March 31, 2026 and December 31, 2025, Class A ordinary shares subject to possible redemption are presented at redemption value as temporary equity, outside of the shareholders’ equity (deficit) section of the Company’s condensed consolidated balance sheets. Immediately upon the closing of the Offering, the Company recognized the accretion from initial book value to redemption value. The change in the carrying value of redeemable ordinary shares resulted in charges against additional paid-in
capital. As of March 31, 2026 and December 31, 2025, 20,000,000 Class A ordinary shares were issued and outstanding and subject to possible redemption.
As of March 31, 2026 and December 31, 2025, the Class A ordinary shares subject to possible redemption reflected on the condensed consolidated balance sheets are reconciled in the following table:

Class A ordinary shares subject to possible redemption, December 31, 2025	$211,537,310
Plus:
Accretion of carrying value to redemption value— three months ended March 31, 2026	1,869,218

Class A ordinary shares subject to possible redemption, March 31, 2026	$213,406,528

Financial Instruments
The fair value of the Company’s assets and liabilities approximates the carrying amounts represented in the condensed consolidated balance sheets.
Use of Estimates
The preparation of financial statements in conformity with GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Actual results could differ from those estimates.
Segment Information
Operating segments are defined as components of an enterprise that engage in business activities from which it may recognize revenues and incur expenses, and for which separate financial information is available that is regularly evaluated by the Company’s chief operating decision maker (“CODM”), or group, in deciding how to allocate resources and assess performance.
The Company’s CODM has been identified as the
Chief Executive Officer
, who reviews the operating results for the Company as a whole to make decisions about allocating resources and assessing financial performance. Accordingly, management has determined that the Company only has one reportable segment.
The CODM assesses performance for the single segment and decides how to allocate resources based on net income (loss) that also is reported on the condensed consolidated statements of operations and comprehensive income. The key measures of segment profit reviewed by the CODM are general and administrative expenses. General and administrative expenses are reviewed and monitored by the CODM to manage and forecast cash to ensure enough capital is available to complete a Business Combination within the business combination period. The CODM also reviews general and administrative expenses to manage, maintain and enforce all contractual agreements to ensure costs are aligned with all agreements and budget.
Income Taxes
The Company follows the asset and liability method of accounting for income taxes under ASC 740, “
Income Taxes
” (“ASC 740”). Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that included the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.
ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of March 31, 2026 and December 31, 2025. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position.
The Company is considered to be an exempted Cayman Islands company with no connection to any other taxable jurisdiction and is presently not subject to income taxes or income tax filing requirements in the Cayman

Islands, and the Company believes it is presently not subject to income taxes or income tax filing requirements in the United States.
Convertible Working Capital Loan - Related Party
The Company evaluated the embedded conversion feature in the convertible loan under ASC 815, “Derivatives and Hedging” and determined that the feature does not qualify for the scope exception for contracts indexed to the Company’s own stock. Specifically, the conversion feature includes a warrant component that is not indexed solely to the Company’s own stock.
Accordingly, the Company bifurcated the embedded conversion feature and accounted for it as a derivative liability. The derivative liability is measured at fair value at inception and at each reporting date, with changes in fair value recognized in the condensed consolidated statements of operations and comprehensive income. At issuance, the Company recorded the derivative liability at its fair value of $30,449, resulting in a corresponding debt discount. The carrying value of the convertible loan is accreted to its face value over its expected term. Given the short-term nature of the convertible loan, the Company has applied a straight-line method to accrete the debt discount, which approximates the effective interest method.
Warrant Liability
The Company accounts for warrants for ordinary shares of the Company that are not indexed to its own shares as liabilities at fair value on the condensed consolidated balance sheets. The warrants are subject to remeasurement at each balance sheet date and any change in fair value is recognized as a component of other income (expense) on the condensed consolidated statements of operations and comprehensive income. The Company will continue to adjust the liability for changes in fair value until the earlier of the exercise or expiration of the warrants. At that time, the portion of the warrant liability related to the warrants for ordinary shares will be reclassified to additional paid-in
capital.
Recent Accounting Pronouncements
The Company does not believe that any recently issued, but not yet effective, accounting pronouncements, if currently adopted, would have a material effect on the Company’s condensed consolidated financial statements.

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation
The accompanying consolidated financial statements of the Company have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the rules and regulations of the SEC and reflect all adjustments, consisting only of normal recurring adjustments, which are, in the opinion of management, necessary for a fair presentation of the consolidated financial position as of December 31, 2025, and the results of operations and cash flows for the periods presented.
Principles of Consolidation
The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary. All intercompany balances and transactions are eliminated in consolidation.
Emerging Growth Company
Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a

Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging
growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when an accounting standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised accounting standard at the time private companies adopt the new or revised standard.
Net Income Per Ordinary Share
The Company complies with accounting and disclosure requirements of Accounting Standards Codification (“ASC”) Topic 260, “Earnings Per Share.” Net income per share is computed by dividing net income by the weighted-average number of shares of ordinary shares outstanding during the period. The weighted-average ordinary shares are reduced for the effect of the Class B ordinary shares that are subject to forfeiture. The Company’s consolidated statements of operations and comprehensive income include a presentation of net income per share subject to redemption in a manner similar to the two-class
method of income (loss) per share. With respect to the accretion of the Class A ordinary shares subject to possible redemption and consistent with ASC
480-10-S99-3A,
the Company treated accretion in the same manner as a dividend paid to the shareholders in the calculation of the net income per ordinary share. The Company’s public warrants (see Note 4) and private placement warrants (see Note 5) could, potentially, be exercised or converted into Class A ordinary shares and then share in the earnings of the Company. However, these warrants were excluded when calculating diluted income per share as the contingencies associated with the warrants had not been satisfied as of the end of the reporting periods presented. As a result, diluted income per share is the same as basic income per share for the periods presented.
Cash and Cash Equivalents
The Company considers all short-term investments with a maturity of three months or less when purchased to be cash equivalents. The Company maintains cash balances that at times may be uninsured or in deposit accounts that exceed Federal Deposit Insurance Corporation limits. The Company maintains its cash deposits with major financial institutions.
Cash and Marketable Securities Held in Trust Account
As of December 31, 2025 and 2024, the assets held in the Trust Account consisted of money market funds investing in U.S. Treasury securities and cash. The Company’s investments held in the Trust Account are classified as trading securities. Trading securities are presented on the consolidated balance sheets at fair value at the end of each reporting period. Gains and losses resulting from the change in fair value of these securities are included in investment income on marketable securities held in the Trust Account in the accompanying consolidated statements of operations and comprehensive income. The estimated fair values of investments held in the Trust Account are determined using available market information.
Concentration of Credit Risk
Financial instruments that potentially subject the Company to concentrations of credit risk consist of a cash account and the Trust Account held in financial institutions, which at times, may exceed federally insured limits. The Company has not experienced losses on these accounts and management believes the Company is not exposed to significant risks on such accounts.
Offering Costs
The Company complies with the requirements of ASC
340-10-S99-1
and the SEC’s Staff Accounting Bulletin (“SAB”) Topic 5A - “Expenses of Offering.” Offering costs in the amount of
 $
1,319,918
consist principally of

professional and registration fees incurred that are related to the Offering. Offering costs were allocated to the separable financial instruments issued in the Offering based on a relative fair value basis, compared to total proceeds received. Offering costs allocated to the public shares were charged to temporary equity and Offering costs allocated to the public warrants were charged to shareholders’ equity upon the completion of the Offering.
Ordinary Shares Subject to Possible Redemption
Conditionally redeemable ordinary shares (including ordinary shares that feature redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) are classified as temporary equity. At all other times, ordinary shares are classified as shareholders’ equity (deficit). The Company’s Class A ordinary shares feature certain redemption rights that are considered to be outside of the Company’s control and subject to occurrence of uncertain future events. Accordingly, as of December 31, 2025 and 2024, Class A ordinary shares subject to possible redemption are presented at redemption value as temporary equity, outside of the shareholders’ equity (deficit) section of the Company’s consolidated balance sheets. Immediately upon the closing of the Offering, the Company recognized the accretion from initial book value to redemption amount value. The change in the carrying value of redeemable ordinary shares resulted in charges against additional paid-in
capital. As of December 31, 2025 and 2024
,
20,000,000
Class A ordinary shares were issued and outstanding and subject to possible redemption.
As of December 31, 2025 and 2024, the Class A ordinary shares subject to possible redemption reflected on the consolidated balance sheet are reconciled in the following table:

Gross proceeds	$200,000,000
Less:
Fair value of public warrants at issuance	(18,460,769)
Ordinary share issuance costs	(1,208,380)
Plus:
Accretion of carrying value to redemption value—period from May 8, 2024 (inception) through December 31, 2024	22,757,853
Class A ordinary shares subject to possible redemption, December 31, 2024	203,088,704
Plus:
Accretion of carrying value to redemption value—year ended December 31, 2025	8,448,606
Class A ordinary shares subject to possible redemption, December 31, 2025	$211,537,310
Financial Instruments
The fair value of the Company’s assets and liabilities approximates the carrying amounts represented in the consolidated balance sheets.
Use of Estimates
The preparation of consolidated financial statements in conformity with GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Segment Information
Operating segments are defined as components of an enterprise that engage in business activities from which it may recognize revenues and incur expenses, and for which separate financial information is available that is regularly evaluated by the Company’s chief operating decision maker (“CODM”), or group, in deciding how to allocate resources and assess performance.

The Company’s CODM has been identified as the
Chief Executive Officer
, who reviews the operating results for the Company as a whole to make decisions about allocating resources and assessing financial performance. Accordingly, management has determined that the Company only has one reportable segment.
The CODM assesses performance for the
single
segment and decides how to allocate resources based on net income that also is reported on the consolidated statements of operations and comprehensive income. The key measures of segment profit reviewed by the CODM are general and administrative expenses. General and administrative expenses are reviewed and monitored by the CODM to manage and forecast cash to ensure enough capital is available to complete a Business Combination within the business combination period. The CODM also reviews general and administrative expenses to manage, maintain and enforce all contractual agreements to ensure costs are aligned with all agreements and budget.
Income Taxes
The Company follows the asset and liability method of accounting for income taxes under ASC 740, “
Income Taxes
” (“ASC 740”). Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that included the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.
ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of December 31, 2025 and 2024. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position.
The Company is considered to be an exempted Cayman Islands company with no connection to any other taxable jurisdiction and is presently not subject to income taxes or income tax filing requirements in the Cayman Islands, and the Company believes it is presently not subject to income taxes or income tax filing requirements in the United
States.
Warrant Liability
The Company accounts for warrants for ordinary shares of the Company that are not indexed to its own shares as liabilities at fair value on the consolidated balance sheets. The warrants are subject to remeasurement at each balance sheet date and any change in fair value is recognized as a component of other income (expense) on the consolidated statements of operations and comprehensive income. The Company will continue to adjust the liability for changes in fair value until the earlier of the exercise or expiration of the warrants. At that time, the portion of the warrant liability related to the warrants for ordinary shares will be reclassified to additional paid-in
capital.
Recent Accounting Pronouncements
The Company does not believe that any recently issued, but not yet effective, accounting pronouncements, if currently adopted, would have a material effect on the Company’s consolidated financial statements.